SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED PAYMENT
Summary of weighted average assumptions of stock option

	December 31, 2025	December 31, 2024
Fair value of common shares at grant	$0.92	$0.27
Exercise price	$0.94	$0.27
Expected life	5 years	5 years
Volatility	92%	107%
Dividend rate	0%	0%
Risk free rate	2.79%	3.10%
Fair value of stock option	$0.65	$0.21

Summary of changes in stock options

		Weighted Average
	Number of	Exercise Price
	Options	$
Balance at December 31, 2023	7,475,000	0.26
Issued options	3,500,000	0.27
Cancelled options	(575,000)	0.25
Balance at December 31, 2024	10,400,000	0.27
Issued options	3,250,000	0.94
Exercised options	(2,952,500)	0.27
Cancelled/Expired options	(500,000)	0.32
Balance at December 31, 2025	10,197,500	0.48

Summary of exercise price range of stock options were outstanding and exercisable

			Weighted
			Average
Number	Number	Exercise	Contractual
Outstanding	Exercisable	Price	Life (Years)	Expiry Date
75,000	75,000	$0.30	0.02	January 8, 2026*
150,000	150,000	$0.22	0.76	October 5, 2026
1,822,500	1,822,500	$0.16	1.76	October 5, 2027
100,000	100,000	$0.30	2.34	May 2, 2028
1,850,000	1,850,000	$0.36	2.57	July 26, 2028
100,000	100,000	$0.30	2.59	August 3, 2028
2,350,000	2,350,000	$0.27	3.30	April 18, 2029
500,000	500,000	$0.30	3.97	December 18, 2029
400,000	400,000	$0.50	4.50	July 1, 2030
2,850,000	2,850,000	$1.00	4.93	December 3, 2030
10,197,500	10,197,500

* Subsequent to the year-end, 75,000 stock options were exercised (note 20).